Supplemental Financial Statement Information (Schedule Of Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$ 3,175	$ 2,419	$ 1,078
Cash paid for acquisitions	(2,367)	(405)	(10)
Proceeds from the sale of other assets	62	89	44
Net cash used in investing activities	(6,795)	(2,347)	(4,196)
Proceeds from borrowings	18,375	12,934	12,870
Repayments of long-term debt	(13,886)	(11,951)	(8,848)
Distributions to partners	(821)	(733)	(666)
Redemption of Preferred Units	0	(340)	0
Units repurchased under buyback program	(1,000)	0	0
Debt issuance costs	(77)	(87)	(112)
Net cash provided by financing activities	3,877	146	3,364
INCREASE IN CASH AND CASH EQUIVALENTS	257	218	246
CASH AND CASH EQUIVALENTS, beginning of period	590	372	126
CASH AND CASH EQUIVALENTS, end of period	847	590	372
Parent Company [Member]
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	816	768	555
Cash paid for acquisitions	0	0	(1,113)
Proceeds from the sale of other assets	0	1,332	0
Contributions to unconsolidated affiliates	(118)	(8)	(487)
Payments to Acquire Additional Interest in Subsidiaries	(800)	0	0
Increase (Decrease) in Notes Payable, Related Parties	54	0	0
Note receivable from affiliate	0	0	(221)
Payments received on note receivable from affiliate	0	166	55
Net cash used in investing activities	(864)	1,490	(1,766)
Proceeds from borrowings	3,020	2,080	2,108
Repayments of long-term debt	(1,142)	(3,235)	(162)
Distributions to partners	(821)	(733)	(666)
Redemption of Preferred Units	0	(340)	0
Units repurchased under buyback program	(1,000)	0	0
Debt issuance costs	(15)	(31)	(78)
Net cash provided by financing activities	42	(2,259)	1,202
INCREASE IN CASH AND CASH EQUIVALENTS	(6)	(1)	(9)
CASH AND CASH EQUIVALENTS, beginning of period	8	9	18
CASH AND CASH EQUIVALENTS, end of period	$ 2	$ 8	$ 9